Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION [Abstract]
Segment summarized financial information
	Dry Bulk Vessel Operations for the Year Ended December 31, 2019	Logistics Business for the Year Ended December 31, 2019	Total for the Year Ended December 31, 2019
Revenue	$254,178	$228,271	$482,449
Administrative fee revenue from affiliates	16,991	—	16,991
Interest income	9,610	1,052	10,662
Interest expense and finance cost	(92,948)	(40,531)	(133,479)
Depreciation and amortization	(52,288)	(29,435)	(81,723)
Equity in net (losses)/earnings of affiliated companies	(9,185)	—	(9,185)
Net (loss)/ income attributable to Navios Holdings common stockholders	(212,623)	20,513	(192,110)
Total assets	1,511,517	631,338	2,142,855
Goodwill	56,240	104,096	160,336
Capital expenditures	(36,628)	(7,943)	(44,571)
Investment in affiliates	64,352	—	64,352
Cash and cash equivalents	32,386	45,605	77,991
Restricted cash	736	—	736
Long-term debt, net (including current and noncurrent portion)	$1,048,318	$514,929	1,563,247

	Dry Bulk Vessel Operations for the Year Ended December 31, 2018	Logistics Business for the Year Ended December 31, 2018	Containers Business for the Year Ended December 31, 2018	Total for the Year Ended December 31, 2018
Revenue	$298,052	$207,634	$12,053	$517,739
Administrative fee revenue from affiliates	28,972	—	(579)	28,393
Interest income	8,231	517	—	8,748
Interest expense and finance cost	(98,247)	(39,669)	(1,204)	(139,120)
Depreciation and amortization	(70,472)	(29,307)	(3,060)	(102,839)
Equity/ (Loss) in net earnings of affiliated companies	(80,205)	—	—	(80,205)
Net (loss)/ income attributable to Navios Holdings common stockholders	(273,125)	4,380	27	(268,718)
Total assets	1,558,581	677,343	446,572	2,682,496
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(41,003)	(19,879)	(24,763)	(85,645)
Investment in affiliates	91,111	—	—	91,111
Cash and cash equivalents	44,452	76,472	16,958	137,882
Restricted cash	10,958	—	1,934	12,892
Long-term debt, net (including current and noncurrent portion)	$1,063,762	$530,186	$222,059	$1,816,007

	Dry Bulk Vessel Operations for the Year Ended December 31, 2017	Logistics Business for the Year Ended December 31, 2017	Total for the Year Ended December 31, 2017
Revenue	$250,433	$212,616	$463,049
Administrative fee revenue from affiliates	23,667	—	23,667
Interest income	6,593	238	6,831
Interest expense and finance cost	(93,264)	(28,347)	(121,611)
Depreciation and amortization	(77,245)	(26,867)	(104,112)
Equity/ (Loss) in net earnings of affiliated companies	4,399	—	4,399
Net (loss)/ income attributable to Navios Holdings common stockholders	(167,892)	1,982	(165,910)
Total assets	1,947,777	682,204	2,629,981
Goodwill	56,240	104,096	160,336
Capital expenditures	(3,071)	(46,521)	(49,592)
Investment in affiliates	183,160	—	183,160
Cash and cash equivalents	47,744	79,888	127,632
Restricted cash	6,558	—	6,558
Long-term debt, net (including current and noncurrent portion)	$1,149,742	$532,746	$1,682,488

Revenue by geographic region

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
North America	$2,259	$4,248	$5,513
Europe	179,009	142,688	124,857
Asia	67,468	135,614	91,552
South America	232,394	208,751	212,616
Other	1,319	26,438	28,511
Total	$482,449	$517,739	$463,049